Common Stock and Additional Paid-in Capital - Dividends (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended			10 Months Ended
	Feb. 06, 2018	Feb. 27, 2017	Apr. 11, 2017	May 07, 2018	Jun. 30, 2018	Jul. 07, 2017	Jun. 30, 2017	Oct. 16, 2017
Dividends Payable [Line Items]
Payment of dividends	$ 2,500	$ 2,500	$ 2,500	$ 2,500	$ 5,000	$ 2,500	$ 5,000	$ 2,500
Date of dividend record	Feb. 20, 2018	Mar. 15, 2017	May 01, 2017	May 25, 2018		Jul. 20, 2017		Oct. 27, 2017
Date of dividend payment	Mar. 06, 2018	Mar. 30, 2017	May 12, 2017	Jun. 08, 2018		Aug. 02, 2017		Nov. 13, 2017